Condensed Balance Sheets (June 30th 2017 unaudited) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 3,384,499	$ 398,391	$ 1,539,809
Accounts Receivable, net	235,467	288,236	280,222
Inventory	227,827	187,241	20,129
Prepaid Expense, Current	37,176	36,056	38,687
Total current assets	4,647,003	909,924	1,878,847
Note Receivable, net	762,034	0
Property and Equipment, net	491,188	564,933	714,754
Intangible Assets, net	241,978	226,450	167,644
Investment in Joint Venture	500	500	9,222
Prepaid Stock Compensation	111,070	167,562	418,547
Total Other Assets	844,736	959,445	1,310,167
TOTAL ASSETS	5,491,739	1,869,369	3,189,014
Current liabilities:
Accounts payable	137,605	112,175	38,393
Notes Payable, Current Portion	969,703	561,834	0
Accrued liabilities	165,336	125,116	71,523
Total current liabilities	1,272,644	799,125	109,916
Long-Term Liabilities
Derivative liability	0	93,206	0
Total Long-Term Liability	0	93,206	0
TOTAL LIABILITIES	1,272,644	892,331	109,916
Shareholders' deficit:
Preferred Stock, Value, Issued	0	0	0
Common Stock, Value, Issued	4,570	3,135	3,120
Additional paid-in capital	15,908,185	10,734,857	10,640,098
Accumulated deficit	(11,693,660)	(9,760,954)	(7,564,120)
Total shareholders' deficit	4,219,095	977,038	3,079,098
Total liabilities and shareholders' deficit	$ 5,491,739	$ 1,869,369	$ 3,189,014